Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 17.0%
Aerospace & Defense – 0.8%
Curtiss-Wright Corp.	11,860	$3,213,823
Leonardo DRS, Inc.(a)	86,510	2,206,870

		5,420,693

Air Freight & Logistics – 0.2%
Radiant Logistics, Inc.(a)	294,353	1,674,869

Building Products – 1.5%
American Woodmark Corp.(a)	45,250	3,556,650
Gibraltar Industries, Inc.(a)	25,030	1,715,806
UFP Industries, Inc.	43,837	4,909,744

		10,182,200

Commercial Services & Supplies – 1.0%
Quad/Graphics, Inc.	26,476	144,294
Steelcase, Inc. - Class A	277,550	3,597,048
Tetra Tech, Inc.	14,652	2,996,041

		6,737,383

Construction & Engineering – 2.7%
Comfort Systems USA, Inc.	10,279	3,126,050
Construction Partners, Inc. - Class A(a)	32,439	1,790,957
EMCOR Group, Inc.	5,650	2,062,702
Fluor Corp.(a)	106,920	4,656,366
IES Holdings, Inc.(a)	25,370	3,534,802
MasTec, Inc.(a)	30,694	3,283,951

		18,454,828

Electrical Equipment – 0.5%
Powell Industries, Inc.	22,990	3,296,766

Ground Transportation – 0.6%
ArcBest Corp.	28,523	3,054,243
Universal Logistics Holdings, Inc.	24,640	1,000,137

		4,054,380

Machinery – 3.5%
Blue Bird Corp.(a)	68,520	3,689,802
Gates Industrial Corp. PLC(a)	130,970	2,070,636
Hillman Solutions Corp.(a)	317,330	2,808,370
Mueller Industries, Inc.	91,190	5,192,358
Shyft Group, Inc. (The)	270,260	3,205,284
SPX Technologies, Inc.(a)	20,140	2,862,700
Wabash National Corp.	167,221	3,652,107

		23,481,257

Marine Transportation – 1.2%
Kirby Corp.(a)	11,260	1,348,160
Matson, Inc.	34,670	4,540,730
Star Bulk Carriers Corp.	99,550	2,427,029

		8,315,919

Company	Shares	U.S. $ Value

Professional Services – 2.6%
FTI Consulting, Inc.(a)	15,420	$3,323,473
ICF International, Inc.	21,270	3,157,744
Korn Ferry	62,140	4,172,080
Legalzoomcom, Inc.(a)	249,370	2,092,214
Science Applications International Corp.	21,250	2,497,937
WNS Holdings Ltd.(a)	38,652	2,029,230

		17,272,678

Trading Companies & Distributors – 2.4%
Beacon Roofing Supply, Inc.(a)	25,100	2,271,550
BlueLinx Holdings, Inc.(a)	31,540	2,936,058
Boise Cascade Co.	34,322	4,091,869
GMS, Inc.(a)	44,411	3,579,971
MRC Global, Inc.(a)	247,940	3,200,905

		16,080,353

		114,971,326

Financials – 16.9%
Banks – 9.0%
1st Source Corp.	56,257	3,016,500
Associated Banc-Corp.	198,190	4,191,719
Bank of Marin Bancorp	88,110	1,426,501
BankUnited, Inc.	134,099	3,925,078
Berkshire Hills Bancorp, Inc.	141,410	3,224,148
Comerica, Inc.	39,610	2,021,694
Customers Bancorp, Inc.(a)	66,020	3,167,640
First BanCorp./Puerto Rico	227,750	4,165,548
First Busey Corp.	148,420	3,593,248
First Hawaiian, Inc.	128,830	2,674,511
Heritage Financial Corp./WA	187,310	3,377,199
International Bancshares Corp.	67,830	3,880,554
Nicolet Bankshares, Inc.	41,509	3,446,907
Northeast Bank	49,111	2,988,895
Peoples Bancorp, Inc./OH	84,310	2,529,300
Premier Financial Corp.	75,950	1,553,937
Republic Bancorp, Inc./KY - Class A	38,350	2,055,944
Texas Capital Bancshares, Inc.(a)	65,530	4,006,504
TriCo Bancshares	48,130	1,904,504
WSFS Financial Corp.	88,390	4,154,330

		61,304,661

Capital Markets – 1.3%
Brookfield Asset Management Ltd. - Class A (United States)	52,187	1,985,715
Federated Hermes, Inc.	101,160	3,326,141
Houlihan Lokey, Inc.	24,516	3,306,228

		8,618,084

Consumer Finance – 0.8%
Nelnet, Inc. - Class A	33,433	3,372,052
PROG Holdings, Inc.	51,480	1,785,327

		5,157,379

Company	Shares	U.S. $ Value

Financial Services – 3.1%
Essent Group Ltd.	71,917	$4,041,016
Jackson Financial, Inc. - Class A	64,630	4,799,424
MGIC Investment Corp.	84,940	1,830,457
Mr. Cooper Group, Inc.(a)	40,070	3,254,886
NCR Atleos Corp.(a)	122,249	3,303,168
Pagseguro Digital Ltd. - Class A(a)	207,890	2,430,234
Shift4 Payments, Inc. - Class A(a)	21,890	1,605,632

		21,264,817

Insurance – 1.6%
Assured Guaranty Ltd.	42,630	3,288,904
Genworth Financial, Inc.(a)	659,090	3,980,904
Hanover Insurance Group, Inc. (The)	27,108	3,400,428

		10,670,236

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
Chimera Investment Corp.	217,276	2,781,133
MFA Financial, Inc.	176,790	1,881,045
PennyMac Mortgage Investment Trust	208,580	2,867,975

		7,530,153

		114,545,330

Health Care – 16.3%
Biotechnology – 8.0%
Apogee Therapeutics, Inc.(a)	60,450	2,378,707
Ascendis Pharma A/S (ADR)(a)	15,507	2,114,845
Blueprint Medicines Corp.(a)	44,975	4,847,405
Bridgebio Pharma, Inc.(a)	128,680	3,259,464
CG oncology, Inc.(a)	74,670	2,357,332
Cullinan Therapeutics, Inc.(a)	140,480	2,449,971
Cytokinetics, Inc.(a)	61,690	3,342,364
Denali Therapeutics, Inc.(a)	63,330	1,470,523
Halozyme Therapeutics, Inc.(a)	84,982	4,449,658
Insmed, Inc.(a)	72,771	4,875,657
Intellia Therapeutics, Inc.(a)	112,710	2,522,450
Legend Biotech Corp. (ADR)(a)	48,550	2,150,280
Merus NV(a)	35,950	2,127,162
MoonLake Immunotherapeutics(a)	53,850	2,367,785
Ultragenyx Pharmaceutical, Inc.(a)	71,594	2,942,513
Vaxcyte, Inc.(a)	71,030	5,363,475
Viking Therapeutics, Inc.(a)	65,300	3,461,553
Viridian Therapeutics, Inc.(a)	123,410	1,605,564

		54,086,708

Health Care Equipment & Supplies – 2.0%
AtriCure, Inc.(a)	169,000	3,848,130
CONMED Corp.	43,359	3,005,646
Integra LifeSciences Holdings Corp.(a)	63,920	1,862,629
iRhythm Technologies, Inc.(a)	18,360	1,976,270
OraSure Technologies, Inc.(a)	664,190	2,829,449

		13,522,124

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.1%
AMN Healthcare Services, Inc.(a)	53,055	$2,718,008
Cross Country Healthcare, Inc.(a)	196,920	2,725,373
Hims & Hers Health, Inc.(a)	172,500	3,482,775
Inari Medical, Inc.(a)	72,810	3,505,801
Option Care Health, Inc.(a)	144,390	3,999,603
Owens & Minor, Inc.(a)	218,090	2,944,215
Pediatrix Medical Group, Inc.(a)	198,270	1,496,939
PetIQ, Inc.(a)	153,940	3,395,916
PROCEPT BioRobotics Corp.(a)	59,250	3,619,582

		27,888,212

Life Sciences Tools & Services – 0.1%
Quanterix Corp.(a)	84,490	1,116,113

Pharmaceuticals – 2.1%
Collegium Pharmaceutical, Inc.(a)	94,740	3,050,628
Corcept Therapeutics, Inc.(a)	98,204	3,190,648
Harmony Biosciences Holdings, Inc.(a)	107,300	3,237,241
Intra-Cellular Therapies, Inc.(a)	45,930	3,145,746
Rapport Therapeutics, Inc.(a)	63,020	1,465,845

		14,090,108

		110,703,265

Information Technology – 13.3%
Communications Equipment – 0.4%
Calix, Inc.(a)	73,280	2,596,310

Electronic Equipment, Instruments & Components – 3.7%
Avnet, Inc.	60,930	3,137,286
Daktronics, Inc.(a)	153,920	2,147,184
Fabrinet(a)	18,850	4,614,291
Insight Enterprises, Inc.(a)	21,710	4,306,395
Novanta, Inc.(a)	16,970	2,767,977
Sanmina Corp.(a)	64,736	4,288,760
TTM Technologies, Inc.(a)	196,530	3,818,578

		25,080,471

IT Services – 0.7%
DigitalOcean Holdings, Inc.(a)	58,470	2,031,832
Perficient, Inc.(a)	35,286	2,639,040

		4,670,872

Semiconductors & Semiconductor Equipment – 2.7%
Axcelis Technologies, Inc.(a)	19,140	2,721,517
Impinj, Inc.(a)	10,340	1,621,002
MACOM Technology Solutions Holdings, Inc.(a)	32,030	3,570,384
Onto Innovation, Inc.(a)	15,330	3,365,855

Company	Shares	U.S. $ Value

Photronics, Inc.(a)	81,690	$2,015,292
Semtech Corp.(a)	43,810	1,309,043
SMART Global Holdings, Inc.(a)	154,890	3,542,334

		18,145,427

Software – 5.8%
8x8, Inc.(a)	570,674	1,266,896
A10 Networks, Inc.	263,980	3,656,123
ACI Worldwide, Inc.(a)	117,500	4,651,825
Altair Engineering, Inc. - Class A(a)	47,960	4,703,917
Braze, Inc. - Class A(a)	79,740	3,097,102
CommVault Systems, Inc.(a)	39,538	4,806,635
NCR Voyix Corp.(a)	276,639	3,416,492
Progress Software Corp.	79,821	4,331,087
Qualys, Inc.(a)	32,700	4,663,020
SPS Commerce, Inc.(a)	27,700	5,212,032

		39,805,129

		90,298,209

Consumer Discretionary – 10.0%
Automobile Components – 0.5%
Patrick Industries, Inc.	34,089	3,700,361

Automobiles – 0.8%
Thor Industries, Inc.	18,447	1,723,872
Winnebago Industries, Inc.	65,116	3,529,287

		5,253,159

Broadline Retail – 0.5%
Dillard’s, Inc. - Class A	7,690	3,386,599

Diversified Consumer Services – 1.0%
Perdoceo Education Corp.	174,402	3,735,691
Stride, Inc.(a)	41,310	2,912,355

		6,648,046

Hotels, Restaurants & Leisure – 1.4%
Accel Entertainment, Inc.(a)	308,680	3,167,057
Dine Brands Global, Inc.	41,980	1,519,676
Papa John’s International, Inc.	35,900	1,686,582
Travel + Leisure Co.	72,641	3,267,392

		9,640,707

Household Durables – 2.3%
Hovnanian Enterprises, Inc. - Class A(a)	14,310	2,030,875
KB Home	68,260	4,790,487
Taylor Morrison Home Corp.(a)	85,451	4,737,403
Tri Pointe Homes, Inc.(a)	111,710	4,161,198

		15,719,963

Specialty Retail – 2.2%
Boot Barn Holdings, Inc.(a)	34,260	4,417,142
Genesco, Inc.(a)	62,760	1,622,974

Company	Shares	U.S. $ Value

Lands’ End, Inc.(a)	149,410	$2,030,482
Upbound Group, Inc.	116,610	3,579,927
Wayfair, Inc. - Class A(a)	55,580	2,930,733

		14,581,258

Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.	52,560	3,257,143
G-III Apparel Group Ltd.(a)	83,370	2,256,826
Kontoor Brands, Inc.	47,580	3,147,417

		8,661,386

		67,591,479

Energy – 7.2%
Energy Equipment & Services – 1.2%
Cactus, Inc. - Class A	79,430	4,189,138
ChampionX Corp.	128,890	4,280,437

		8,469,575

Oil, Gas & Consumable Fuels – 6.0%
Arch Resources, Inc.	22,980	3,498,245
Ardmore Shipping Corp.	95,400	2,149,362
Chord Energy Corp.	13,940	2,337,459
CONSOL Energy, Inc.(a)	24,440	2,493,613
Gulfport Energy Corp.(a)	16,630	2,511,130
HF Sinclair Corp.	27,022	1,441,354
International Seaways, Inc.	36,470	2,156,471
Magnolia Oil & Gas Corp. - Class A	173,200	4,388,888
Matador Resources Co.	52,730	3,142,708
Northern Oil and Gas, Inc.	95,620	3,554,195
Par Pacific Holdings, Inc.(a)	70,510	1,780,378
PBF Energy, Inc. - Class A	72,420	3,332,768
Peabody Energy Corp.	117,750	2,604,630
Scorpio Tankers, Inc.	35,530	2,888,234
Teekay Tankers Ltd. - Class A	34,555	2,377,730

		40,657,165

		49,126,740

Real Estate – 6.0%
Diversified REITs – 0.7%
Broadstone Net Lease, Inc. - Class A	105,660	1,676,824
Empire State Realty Trust, Inc. - Class A	362,640	3,401,563

		5,078,387

Health Care REITs – 1.0%
Diversified Healthcare Trust	820,520	2,502,586
Sabra Health Care REIT, Inc.	264,660	4,075,764

		6,578,350

Hotel & Resort REITs – 0.7%
RLJ Lodging Trust	391,439	3,769,558
Summit Hotel Properties, Inc.	115,680	692,923

		4,462,481

Company	Shares	U.S. $ Value

Industrial REITs – 1.1%
First Industrial Realty Trust, Inc.	41,766	$1,984,303
Innovative Industrial Properties, Inc.	25,210	2,753,436
STAG Industrial, Inc.	74,304	2,679,402

		7,417,141

Real Estate Management & Development – 0.5%
Forestar Group, Inc.(a)	111,060	3,552,809

Retail REITs – 1.7%
Acadia Realty Trust	168,440	3,018,445
Macerich Co. (The)	266,850	4,120,164
NETSTREIT Corp.	97,680	1,572,648
Tanger, Inc.	115,220	3,123,614

		11,834,871

Specialized REITs – 0.3%
National Storage Affiliates Trust	46,930	1,934,455

		40,858,494

Materials – 4.2%
Chemicals – 1.8%
AdvanSix, Inc.	126,500	2,899,380
Ecovyst, Inc.(a)	336,550	3,018,854
Element Solutions, Inc.	113,550	3,079,476
Orion SA	150,420	3,300,215

		12,297,925

Construction Materials – 0.2%
Summit Materials, Inc. - Class A(a)	31,630	1,157,974

Metals & Mining – 1.6%
Alpha Metallurgical Resources, Inc.	7,493	2,102,011
Olympic Steel, Inc.	42,130	1,888,688
Warrior Met Coal, Inc.	59,180	3,714,729
Worthington Steel, Inc.	87,790	2,928,674

		10,634,102

Paper & Forest Products – 0.6%
Sylvamo Corp.	59,120	4,055,632

		28,145,633

Consumer Staples – 2.9%
Consumer Staples Distribution & Retail – 0.8%
Andersons, Inc. (The)	68,990	3,421,904
Village Super Market, Inc. - Class A	63,338	1,672,757

		5,094,661

Food Products – 1.4%
Cal-Maine Foods, Inc.	62,380	3,812,042
John B Sanfilippo & Son, Inc.	33,295	3,235,275
Nomad Foods Ltd.	163,420	2,693,161

		9,740,478

Personal Care Products – 0.7%
BellRing Brands, Inc.(a)	57,800	3,302,692
USANA Health Sciences, Inc.(a)	33,180	1,501,063

		4,803,755

		19,638,894

Company	Shares	U.S. $ Value

Utilities – 2.8%
Electric Utilities – 1.5%
Genie Energy Ltd. - Class B	184,568	$2,698,384
IDACORP, Inc.	36,010	3,354,331
Portland General Electric Co.	102,290	4,423,020

		10,475,735

Gas Utilities – 1.3%
Chesapeake Utilities Corp.	38,340	4,071,708
Southwest Gas Holdings, Inc.	27,897	1,963,391
UGI Corp.	109,214	2,501,001

		8,536,100

		19,011,835

Communication Services – 2.3%
Interactive Media & Services – 0.9%
Cargurus, Inc.(a)	157,960	4,138,552
Ziff Davis, Inc.(a)	37,169	2,046,154

		6,184,706

Media – 1.4%
Nexstar Media Group, Inc.	19,588	3,251,804
Scholastic Corp.	38,300	1,358,501
Sinclair, Inc.	175,640	2,341,281
Thryv Holdings, Inc.(a)	128,450	2,288,979

		9,240,565

		15,425,271

Total Common Stocks (cost $564,905,701)		670,316,476

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(b) (c) (d) (cost $5,389,324)	5,389,324	5,389,324

Total Investments – 99.7% (cost $570,295,025)(e)		675,705,800
Other assets less liabilities – 0.3%		2,105,004

Net Assets – 100.0%		$677,810,804

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	293	September 2024	$30,252,250	$524,655

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,704,625 and gross unrealized depreciation of investments was $(37,769,195), resulting in net unrealized appreciation of $105,935,430.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks(a)	$670,316,476	$—	$—	$670,316,476
Short-Term Investments	5,389,324	—	—	5,389,324

Total Investments in Securities	675,705,800	—	—	675,705,800
Other Financial Instruments(b):
Assets:
Futures	524,655	—	—	524,655
Liabilities	—	—	—	—

Total	$676,230,455	$—	$—	$676,230,455

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$116,650	$111,261	$5,389	$198